Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
6. Related Party Transactions
The related party transactions with SunCoke and its affiliates are described below.
Transactions with Affiliate
At December 31, 2014 and 2013, the Partnership had net receivables with SunCoke and its affiliates of $3.1 million and $6.4 million, respectively. Coal Logistics provides coal handling and blending services to certain SunCoke cokemaking operations. During 2014 and 2013, Coal Logistics recorded $13.1 million and $4.3 million in revenues derived from services provided to SunCoke’s cokemaking operations. During 2013, the Partnership also purchased and sold coke to other SunCoke entities in order to facilitate certain commercial agreements. Revenues and purchases from these related party transactions in 2013 totaled $19.2 million and $6.0 million, respectively. Pursuant to the omnibus agreement, the terms of these transactions were consistent with the Partnership’s existing customer agreements up to contract maximum production levels. Sales exceeding contract maximum production levels were based on current market values. The Partnership also purchased coal and other services from SunCoke and its affiliates totaling $29.9 million and $18.1 million during 2014 and 2013, respectively.
Allocated Expenses
We were allocated expenses of $23.4 million, $23.2 million and $27.5 million in 2014, 2013 and 2012, respectively. These allocated costs are for services provided to us by SunCoke. SunCoke centrally provides engineering, operations, procurement and information technology support to its facilities. In addition, allocated costs include legal, accounting, tax, treasury, insurance, employee benefit costs, communications and human resources. For periods subsequent to the IPO, corporate allocations were recorded based upon the omnibus agreement under which SunCoke will continue to provide us with certain support services. SunCoke will charge us for all direct costs and expense incurred on our behalf and a fee associated with support services provided to our operations.
Parent Net Equity
Net transfers (to) from parent are included within parent net equity within the combined and consolidated financial statements and included intercompany dividends, cash pooling and general financing activities, cash transfers for capital expenditures and corporate allocations, including income taxes.